Cover	Oct. 20, 2020	Apr. 21, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Oct. 20, 2020
Entity Registrant Name		PEOPLES BANCORP INC.
Entity Incorporation, State or Country Code	OH
Entity File Number	000-16772
Entity Tax Identification Number	31-0987416
Entity Address, Address Line One	138 Putnam Street, PO Box 738
Entity Address, City or Town	Marietta,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45750-0738
City Area Code	(740)
Local Phone Number	373-3155
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common shares, without par value
Trading Symbol		PEBO
Security Exchange Name		NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key		0000318300
Amendment Flag		false